Summary of significant accounting policies - Right-of-use assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Leases
Right-of-use asset	€ 11,213	€ 9,200	€ 2,906
Land, buildings and leasehold improvements
Leases
Right-of-use asset	11,013		2,648
Production equipment
Leases
Right-of-use asset	1		19
Other PPE
Leases
Right-of-use asset	€ 199		€ 239